Capital and Reserves	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Capital and Reserves

16. CAPITAL AND RESERVES

Share capital and share premium

As of December 31, issued share capital is as follows:

(In thousand Euros)	Total shares	Share Capital
December 31, 2023
Class A shares of euro 0.12 nominal value each	187,890,468	22,549
Class B shares of euro 1.20 nominal value each	22,250,793	26,701
Class C shares of euro 1.08 nominal value each	1,020,000	1,102
Total	211,161,261	50,352

(In thousand Euros)	Total Shares	Share capital
December 31, 2022
Class A shares of euro 0.12 nominal value each	148,900,355	17,868
Class B shares of euro 1.20 nominal value each	23,250,793	27,901
Total	172,151,148	45,769

All the shares issued were fully paid as of the date of the capital increases. Wallbox’s Class A Shares, Class B Shares and Conversion Shares (“Class C Shares”) provide their holders with same economic rights; however, Class B Shares provide holders with ten (10) votes per share, Class C Shares provide holders with nine (9) votes per share and Class A Shares provide holders with one (1) vote per share.

Wallbox Class A Shares began trading on the NYSE under the “WBX” symbol on October 4, 2021.

As at December 31, authorized share capital is as follows:

December 31, 2023	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A	401,020,000	0.12	48,122
Class B	48,980,000	1.20	58,776
Conversion shares	1,020,002	1.08	1,102
Total	451,020,002		108,000

December 31, 2022	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A	400,000,000	0.12	48,000
Class B	50,000,000	1.20	60,000
Conversion shares	2	1.08	—
Total	450,000,002		108,000

Movement of share capital and share premium are as follows:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2022	172,151,148		45,769	378,240
January 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	140,594	0.12	17	622
January 2023: Payment in shares Coil acquisition (MSOP/ESOP) (Class A shares)	272,826	0.12	33	2,284
February 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	168,085	0.12	20	113
March 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	141,071	0.12	17	437
March 2023: Founder warrants execution (Class B shares)	20,000	1.20	24	173
March 2023: Change Cass B shares into Class A shares and Class C shares	20,000	—	—	—
April 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	569,745	0.12	69	6,313
April 2023: Capital increase (ATM) (Class A shares)	175,586	0.12	21	390
May 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	181,144	0.12	22	648
May 2023: Capital increase (ATM) (Class A shares)	2,312,313	0.12	278	5,465
June 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	660,045	0.12	79	2,068
June 2023: Capital Increase (Private placement) (Class A shares)	18,832,432	0.12	2,260	42,689
June 2023: Change Cass B shares into Class A shares and Class C shares	1,000,000
June 2023: Capital increase (ATM) (Class A shares)	71,015	0.12	9	55
July 2023: Stock option plan execution (MSOP/RSU) (Class A shares)	78,345	0.12	9	1,075
July 2023: Capital increase (ATM) (Class A shares)	71,162	0.12	9	213
August 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	1,021,037	0.12	123	5,541
September 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	825,502	0.12	99	3,776
October 2023: Stock option plan execution (MSOP/RSU) (Class A shares)	405,965	0.12	49	1,051
November 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	955,130	0.12	115	1,332
December 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	727,459	0.12	87	1,081
December 2023: Capital Increase (Private placement) (Class A shares)	10,360,657	0.12	1,243	28,049
At December 31, 2023	211,161,261		50,352	481,615

(In thousand Euros)	Shares	Price per Share (Euros)	Share Capital	Share Premium
At December 31, 2021	161,409,576		44,480	322,391
January 2022: Kensington Warrant conversion (Class A Shares)	156,699	0.12	18.80	2,205
February 2022: Kensington Warrant conversion (Class A Shares)	304,635	0.12	36.56	4,032
March 2022: Kensington Warrant conversion (Class A Shares)	22	0.12	—	14
April 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	17,208	0.12	2.06	12
May 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	401,598	0.12	48.00	234
June 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	380,176	0.12	45.62	203
July 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	40,930	0.12	4.91	27
July 2022: Payment in share Electromaps Acquisition	163,861	0.12	19.66	1,480
July 2022: Payment in share Ares Acquisition	700,777	0.12	84.09	6,216
September 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	129,336	0.12	15.52	377
October 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	73,460	0.12	8.82	48
October 2022: Kensington Warrant conversion (Class A Shares)	1	0.12	—	—
November 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	56,992	0.12	6.84	40
December 2022: Stock option plan execution (MSOP/ESOP/RSU) (Class A Shares)	139,183	0.12	16.70	216
December 5, 2022 Capital Increase (Private placement) (Class A Shares)	8,176,694	0.12	981.00	40,745
At December 31, 2022	172,151,148		45,769	378,240

On December 31, 2020, share capital of Wallbox Chargers S.L.U. totaled Euros 196 thousand and consisted of 392,118 shares with a par value of Euro 0.50 each (at December 31, 2019, share capital amounted to thousand Euros 169 and consisted of 337,300 shares with a par value of Euros 0.50 each).

On September 16, 2021, convertible bonds and a convertible note were converted, resulting in a capital issuance of 147,443 Class A ordinary shares of Wallbox Chargers S.L.U. with a par value of Euros 0.50 each, with a corresponding increase in share capital and share premium totaling Euros 74 thousand and Euros 87,032 thousand, respectively (see Note 13).

As indicated in Note 6, on October 1, 2021, pursuant to the Business Combination Agreement, each holder of Wallbox Chargers S.L.U. ordinary shares exchanged by means of a contribution in kind its Wallbox Chargers S.L.U. ordinary shares to Wallbox N.V. in exchange for the issuance of shares in accordance with the Exchange Ratio. As a result, Wallbox Chargers became a wholly owned subsidiary of Wallbox N.V. The contribution consisted of 539,561 Wallbox Chargers S.L.U. ordinary shares, Euros 0.50 par value, being exchanged for 106,778,437 Class A ordinary shares of Wallbox N.V., Euros 0.12 par value, and 23,250,793 Class B ordinary shares, Euros 1.20 par value. Share capital increased by Euros 40,445 thousand and the share premium decreased by the same amount.

Furthermore, on October 1, 2021, each share of Kensington’s common stock was exchanged by means of a contribution in kind in exchange for the issuance of Class A Shares, whereby Wallbox issued one Class A Share for each share of new Kensington common stock exchanged, resulting in the issuance of 19,861,318 Wallbox Class A ordinary shares, Euros 0.12 par value. Consequently, share capital increased by Euros 2,383 thousand and share premium by Euros 151,915 thousand, which includes the impact of the IFRS 2 share listing expense totaling thousand Euros 72,172 (see Note 6) and the deduction of the net balance of transaction costs totaling Euros 17,397 thousand (see Note 6).

Concurrently with the execution of the Business Combination Agreement, Kensington and Wallbox entered into Subscription Agreements (the “Subscription Agreements”), dated June 9, 2021 and September 29, 2021, with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to and purchase, and Wallbox agreed to issue and sell, an aggregate of 11,100,000 Class A Shares (the “PIPE Shares”) at a price of USD 10.00 per share for an aggregate of USD 111,000 thousand in proceeds (the “PIPE Financing”) on the Closing Date. Such 11,100,000 Class A Shares resulted in increases to share capital and share premium totaling Euros 1,332 thousand and Euros 94,528 thousand, respectively.

In September 2021, Wallbox NV issued 375,000 Class A ordinary shares, par value Euro 0.12, increasing share capital by Euros 45 thousand.

Finally, as indicated in Note 13, on November 23, 2021 and December 21, 2021, 43,028 and 1,000 Public Warrants, respectively, were converted into 43,028 and 1,000 Wallbox Class A ordinary shares, par value Euros 0.12, increasing share capital by thousand Euros 5 and raising share premium by Euros 636 thousand.

The capital increase that took place during fiscal year 2022 corresponded mainly due to the Private placement, execution of the Stock Plan (see Note 21), the Kensington warrant conversion (refer to Note 13) and payment with shares of the Ares acquisition (See Note 6) and Electromaps acquisition.

Capital increases in fiscal year 2023 correspond mainly to the Private placement, execution of the Stock Plan (see Note 21), the equity-settled consideration for the Coil acquisition (See Note 6), and at-the-market program.

Additionally, during the six months ended June 30, 2023, the Company has exchanged 1,020,000 Class B ordinary shares with a nominal value of Euro 1.20 per share (“Class B Shares”) for 1,020,000 Class A Shares with a nominal value of Euro 0.12 per share and 1,020,000 Class C Shares with a nominal value of Euro 1.08 per share.

The share premium is freely distributable, provided that equity is not lower than the aggregate of share capital as a result of such distributions and the legal reserves.

Nature and purpose of reserves

Consolidated prior years’ accumulated deficit

At December 31, 2023, total consolidated accumulated deficit was Euros (420,195) thousand (Euros (306,696) thousand at December 31, 2022).

A free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As at December 31, 2023 the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 66,408 thousand (2022: Euros 49,537 thousand) as further detailed in Note 10.

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations. This legal reserve is not freely distributable. This reserve was Euros 5,868 thousand at December 31, 2023 (Euros 10,597 thousand at December 31, 2022).

Other equity components

Share-based payments

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve was Euros 31,223 thousand at December 31, 2023 (Euros 39,002 thousand at December 31, 2022). Refer to Note 21 for further details of these plans.

Equity-settled earn-out

In addition, this caption includes Euros 921 thousand corresponding to the amount to be paid in shares for to the acquisition of Ares (2022: Euros 2,207 thousand corresponding to the amount to be paid in shares for the acquisition of Ares and Coil (see Note 6).

Measurement adjustments to financial assets through OCI

Investments in hedge funds referred to in Note 13 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income.